Fair values (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of fair value measurement of assets [abstract]
Fair value measurement
	December 31, 2017	Level 1	Level 2	Level 3
Liabilities for which fair values are disclosed Long term borrowings	41,219	-	41,219	-
	December 31, 2016	Level 1	Level 2	Level 3
Liabilities for which fair values are disclosed Long term borrowings	62,831	-	62,831	-